Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share		4,238,334		3,124,912
Weighted-average exercise price	$ 0	$ 94.30	$ 0	$ 99.72